Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2023
Selling, general and administrative expenses
Selling, general and administrative expenses
16.	Selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of $)	2023	2022
Personnel expense	$134,862	$115,397
Professional and marketing fees	133,232	78,018
Supervisory board	3,978	4,107
Depreciation and amortization	1,083	1,217
IT expenses	5,496	8,075
Other expenses	32,499	21,849
Total selling, general and administrative expenses	$311,149	$228,664